Fees Summary	Nov. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 16,468,063.20
Previously Paid Amount	0.00
Total Fee Amount	1,432.72
Total Offset Amount	0.00
Net Fee	$ 1,432.72
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A